As filed with the Securities and Exchange Commission on August 19, 2011
1933 Act No. 333-155709
1940 Act No. 811-22255

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Post-Effective Amendment No. 14	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 16	X

(Check appropriate box or boxes)

EGA Emerging Global Shares Trust
(Exact Name of Registrant as Specified in Charter)

171 East Ridgewood Avenue, Ridgewood, NJ 07450
(Address of Principal Executive Offices) (Zip Code)

201-389-6872
(Registrant's Telephone Number, including Area Code)

Robert C. Holderith
EGA Emerging Global Shares Trust
171 East Ridgewood Avenue
Ridgewood, NJ 07450

(Name and Address of Agent for Service of Process)

With Copies to:

Michael D. Mabry, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Ridgewood and State of New Jersey on this 19th day of August, 2011.

EGA EMERGING GLOBAL SHARES TRUST

By: /s/ Robert C. Holderith
Robert C. Holderith
President and Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Robert C. Holderith		President/Chairman and Director of each Subsidiary	August 19, 2011

Robert C. Holderith

/s/ James J. Valenti		Secretary/Trustee	August 19, 2011

James J. Valenti

/s/ Ron Safir	*	Trustee	August 19, 2011

Ron Safir

/s/ Jeffrey D. Haroldson	*	Trustee	August 19, 2011

Jeffrey D. Haroldson

/s/ Robert Willens	*	Trustee	August 19, 2011

Robert Willens

/s/ Thomas A. Carter	*	Treasurer	August 19, 2011

Thomas A. Carter

/s/ Anil Sharma	*	Director of each Subsidiary	August 19, 2011

Anil Sharma

/s/ Shahed Hoolash	*	Director of each Subsidiary	August 19, 2011

Shahed Hoolash

* By: /s/ Robert C. Holderith_____
Robert C. Holderith
As Attorney-in-Fact for
Each of the persons indicated
(pursuant to powers of attorney)

C-10

EGA EMERGING GLOBAL SHARES TRUST

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.

XBRL Instance Document	EX-101.INS

XBRL Taxonomy Extension Schema Document	EX-101.SCH

XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL

XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF

XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB

XBRL Taxomomy Extension Presentation Linkbase	EX-101.PRE